PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Retirement
Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.2%
Affiliated Investment Companies : 100.2%
449,449  Voya High Yield Bond
Fund - Class R6
$ 3,164,118
2.0
979,644  Voya International
Index Portfolio - Class I
13,303,559
8.3
258,039  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,173,879
2.0
1,724,143  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
18,982,817
11.9
242,583  Voya Russell
TM
Small
Cap Index Portfolio
- Class I
3,284,575
2.0
829,638  Voya Short Duration
Bond Fund - Class R6
7,790,302
4.9
2,115,004  Voya U.S. Bond Index
Portfolio - Class I
19,415,735
12.2
4,362,858  Voya U.S. Stock Index
Portfolio - Class I
90,834,708
56.9
Total Mutual Funds
(Cost $150,969,291)
159,949,693
100.2
Total Investments in
Securities
(Cost $150,969,291) $ 159,949,693 100.2
Liabilities in Excess
of Other Assets (258,760) (0.2)
Net Assets $ 159,690,933 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)
2
Voya Retirement
Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Mutual Funds $ 159,949,693 $ — $ — $ 159,949,693
Total Investments, at fair value $ 159,949,693 $ — $ — $ 159,949,693
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 53,242,462 $ 1,298,845 $ (56,239,692) $ 1,698,385 $ — $ 1,243,648 $ 3,297,551 $ —
Voya High Yield Bond Fund - Class
R6
36,165,426 4,353,160 (36,350,167) (1,004,301) 3,164,118 1,592,167 1,536,496 —
Voya International Index Portfolio
- Class I
194,843,788 10,917,921 (174,158,651) (18,299,499) 13,303,559 4,561,649 50,430,424 —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 3,176,246 (2,367) — 3,173,879 — (11) —
Voya Russell
TM
Large Cap Growth
Index - Class I
52,205,900 9,902,635 (57,774,687) (4,333,848) — 94,887 324,163 5,306,199
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
175,212,748 62,537,985 (219,350,879) 582,963 18,982,817 2,072,591 (4,730,027) 19,682,885
Voya Russell
TM
Small Cap Index
Portfolio - Class I
34,589,281 8,672,784 (37,376,852) (2,600,638) 3,284,575 556,358 1,127,777 3,882,506
Voya Short Duration Bond Fund -
Class R6
90,902,834 11,301,799 (93,605,609) (808,722) 7,790,302 2,850,427 1,790,081 —
Voya U.S. Bond Index Portfolio -
Class I
251,835,028 26,994,396 (295,241,032) 35,827,343 19,415,735 6,345,758 (29,232,958) —
Voya U.S. Stock Index Portfolio -
Class I
879,872,753 245,163,123 (927,341,780) (106,859,388) 90,834,708 497,298 105,041,260 101,937,023
$ 1,768,870,220 $ 384,318,894 $ (1,897,441,716) $ (95,797,705) $ 159,949,693 $ 19,814,783 $ 129,584,756 $ 130,808,613
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,980,402
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 8,980,402